CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Cost of goods sold, related party expense	$ 301	$ 124
Selling, general and administrative, related party expense	126	184
Research and development, related party expense	$ 62	$ 66